Allianz Life Insurance Company of North America
John P. Hite
Managing Associate General Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: 763-765-7494
john.hite@allianzlife.com
www.allianzlife.com

VIA EDGAR
May 1, 2026
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC 20549-4644

Re:  Allianz Life Insurance Company of North America, Allianz Life Variable Account B
        Registration Statement Nos. 333-264344, 333-215105, and 811-05618

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the most recent post-effective Amendment, which Amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763) 765-7494.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ John P. Hite
            John P. Hite